Consolidated Statement Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 175	$ 157	$ 52
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	883	844	850
Bad debts expense	101	95	102
Stock-based compensation expense	54	46	42
Deferred income taxes, net	33	(369)	22
Equity in earnings of unconsolidated entities	(160)	(137)	(140)
Distributions from unconsolidated entities	153	136	93
Loss on impairment of goodwill	0	262	0
(Gain) loss on asset disposals, net	9	21	27
(Gain) loss on license sales and exchanges, net	(18)	(22)	(20)
Other operating activities	4	2	(1)
Changes in assets and liabilities from operations
Accounts receivable	(39)	(61)	(23)
Equipment installment plans receivable	(149)	(261)	(246)
Inventory	(5)	6	4
Accounts payable	2	(7)	36
Customer deposits and deferred revenues	8	(4)	(52)
Accrued taxes	(29)	37	60
Other assets and liabilities	(5)	31	(24)
Net cash provided by operating activities	1,017	776	782
Cash flows from investing activities
Cash paid for additions to property, plant and equipment	(776)	(685)	(636)
Cash paid for acquisitions and licenses	(16)	(218)	(53)
Cash received for investments	100	0	0
Cash paid for investments	(17)	(100)	0
Cash received from divestitures and exchanges	29	21	21
Federal Communications Commission deposit	0	0	(143)
Other investing activities	0	1	3
Net cash used in investing activities	(680)	(981)	(808)
Cash flows from financing activities
Issuance of long-term debt	0	0	2
Repayment of long-term debt	(20)	(17)	(12)
TDS Common Shares reissued for benefit plans, net of tax payments	42	4	9
U.S. Cellular Common Shares reissued for benefit plans, net of tax payments	18	1	6
Repurchase of TDS Common Shares	0	0	(3)
Repurchase of U.S. Cellular Common Shares	0	0	(5)
Dividends paid to TDS shareholders	(72)	(69)	(65)
Distributions to noncontrolling interests	(6)	(4)	(1)
Other financing activities	6	8	10
Net cash used in financing activities	(32)	(77)	(59)
Net increase (decrease) in cash, cash equivalents and restricted cash	305	(282)	(85)
Cash, cash equivalents and restricted cash
Beginning of period	622	904	989
End of period	$ 927	$ 622	$ 904